Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities carried on recurring basis
The following tables present the amounts of Nomura’s financial instruments carried at fair value on a recurring basis as of March 31, 2024 and 2025 within the fair value hierarchy.

	Billions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2024
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,931	¥1,353	¥8	¥—	¥4,292
Private equity and debt investments (5)	—	3	80	—	83
Japanese government securities	1,919	—	—	—	1,919
Japanese agency and municipal securities	—	182	0	—	182
Foreign government, agency and municipal securities	3,677	2,450	3	—	6,130
Bank and corporate debt securities and loans for trading purposes	—	1,543	173	—	1,716
Commercial mortgage-backed securities (“CMBS”)	—	9	0	—	9
Residential mortgage-backed securities (“RMBS”)	—	3,071	35	—	3,106
Issued/Guaranteed by government sponsored entity	—	2,923	—	—	2,923
Other	—	148	35	—	183
Real estate-backed securities	—	37	122	—	159
Collateralized debt obligations (“CDOs”) and other (6)	—	35	46	—	81
Investment trust funds and other	393	1	3	—	397

Total trading assets and private equity and debt investments	8,920	8,684	470	—	18,074

Derivative assets (7)
Equity contracts	2	3,228	9	—	3,239
Interest rate contracts	17	12,766	146	—	12,929
Credit contracts	1	236	47	—	284
Foreign exchange contracts	1	4,836	47	—	4,884
Other contracts	1	2	—	—	3
Netting	—	—	—	(19,815)	(19,815)

Total derivative assets	22	21,068	249	(19,815)	1,524

Subtotal	¥8,942	¥29,752	¥719	¥(19,815)	¥19,598

Loans and receivables (8)	2	1,808	291	—	2,101
Collateralized agreements (9)	—	454	12	—	466
Other assets (2)
Non-trading debt securities (10)	112	202	21	—	335
Other (3)(4)	371	59	253	—	683

Total	¥9,427	¥32,275	¥1,296	¥(19,815)	¥23,183

Liabilities:
Trading liabilities
Equities	¥2,597	¥28	¥0	¥—	¥2,625
Japanese government securities	2,098	—	—	—	2,098
Japanese agency and municipal securities	—	6	—	—	6
Foreign government, agency and municipal securities	3,206	645	—	—	3,851
Bank and corporate debt securities	—	175	1	—	176
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	188	—	0	—	188

Total trading liabilities	8,089	854	1	—	8,944

Derivative liabilities (7)
Equity contracts	3	3,820	4	—	3,827
Interest rate contracts	18	12,102	114	—	12,234
Credit contracts	0	290	93	—	383
Foreign exchange contracts	0	4,620	44	—	4,664
Other contracts	0	5	—	—	5
Netting	—	—	—	(19,166)	(19,166)

Total derivative liabilities	21	20,837	255	(19,166)	1,947

Subtotal	¥8,110	¥21,691	¥256	¥(19,166)	¥10,891

Short-term borrowings (12)	¥—	¥628	¥23	¥—	¥651
Payables and deposits (13)(14)	—	168	15	—	183
Collateralized financing (9)	—	978	—	—	978
Long-term borrowings (12)(15)(16)	22	5,627	474	—	6,123
Other liabilities (17)	283	66	44	—	393

Total	¥8,415	¥29,158	¥812	¥(19,166)	¥19,219

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Balance as of March 31, 2025
Assets:
Trading assets and private equity and debt investments (2)
Equities (3)	¥2,807	¥1,661	¥21	¥—	¥4,489
Private equity and debt investments (5)	0	2	103	—	105
Japanese government securities	2,674	—	—	—	2,674
Japanese agency and municipal securities	—	222	0	—	222
Foreign government, agency and municipal securities	4,402	2,346	6	—	6,754
Bank and corporate debt securities and loans for trading purposes	—	1,762	181	—	1,943
Commercial mortgage-backed securities (“CMBS”)	—	2	10	—	12
Residential mortgage-backed securities (“RMBS”)	—	3,335	48	—	3,383
Issued/Guaranteed by government sponsored entity	—	3,204	—	—	3,204
Other	—	131	48	—	179
Real estate-backed securities	—	137	207	—	344
Collateralized debt obligations (“CDOs”) and other (6)	—	35	42	—	77
Investment trust funds and other	470	7	3	—	480

Total trading assets and private equity and debt investments	10,353	9,509	621	—	20,483

Derivative assets (7)
Equity contracts	14	2,541	17	—	2,572
Interest rate contracts	22	12,306	100	—	12,428
Credit contracts	1	240	63	—	304
Foreign exchange contracts	0	4,330	33	—	4,363
Other contracts	3	5	3	—	11
Netting	—	—	—	(17,711)	(17,711)

Total derivative assets	40	19,422	216	(17,711)	1,967

Subtotal	¥10,393	¥28,931	¥837	¥(17,711)	¥22,450

Loans and receivables (8)	—	1,795	448	—	2,243
Collateralized agreements (9)	—	344	15	—	359
Other assets (2)
Non-trading debt securities (10)	116	352	17	—	485
Other (3)(4)(11)	211	259	275	—	745

Total	¥10,720	¥31,681	¥1,592	¥(17,711)	¥26,282

Liabilities:
Trading liabilities
Equities	¥2,757	¥18	¥1	¥—	¥2,776
Japanese government securities	2,569	—	—	—	2,569
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,828	754	—	—	3,582
Bank and corporate debt securities	—	217	0	—	217
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Investment trust funds and other	249	2	0	—	251

Total trading liabilities	8,403	993	1	—	9,397

Derivative liabilities (7)
Equity contracts	5	3,048	16	—	3,069
Interest rate contracts	31	11,523	94	—	11,648
Credit contracts	1	282	99	—	382
Foreign exchange contracts	—	4,148	46	—	4,194
Other contracts	1	42	7	—	50
Netting	—	—	—	(17,361)	(17,361)

Total derivative liabilities	38	19,043	262	(17,361)	1,982

Subtotal	¥8,441	¥20,036	¥263	¥(17,361)	¥11,379

Short-term borrowings (12)	¥—	¥595	¥36	¥—	¥631
Payables and deposits (13)(14)	—	311	14	—	325
Collateralized financing (9)	—	704	—	—	704
Long-term borrowings (12)(15)(16)	10	6,428	477	—	6,915
Other liabilities (17)	132	265	65	—	462

Total	¥8,583	¥28,339	¥855	¥(17,361)	¥20,416

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.

(2)
Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and March 31, 2025, the fair values of these investments which are included in
Trading assets and private equity and debt investments
were ¥59 billion and ¥73 billion, respectively. As of March 31, 2024 and March 31, 2025, the fair values of these investments which are included in
Other assets
 were ¥3 billion and
¥3

billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
(4)
Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥78,708 million and ¥26,380 million, respectively, as of March 31, 2024 and ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025.

(5)
Private equity and debt investments
include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading
purposes, and
post-IPO
investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.

(6)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(7)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(8)	Includes loans and receivables for which the fair value option has been elected.
(9)	Includes collateralized agreements or collateralized financing for which the FVO has been elected.
(10)	Includes non-trading debt securities for which the FVO has been elected and AFS debt securities.
(11)	Includes non-financial assets carried at fair value on a recurring basis using similar valuation methodologies to those used for financial instruments.
(12)	Includes structured notes for which the FVO has been elected.
(13)	Includes deposits received at banks for which the FVO has been elected.
(14)
Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.

(15)
Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets

(16)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(17)	Includes loan commitments for which the FVO has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments
Equities	¥8	DCF	Liquidity discounts	75 .0%	75 .0%	Lower fair value	Not applicable

Private equity and debt investments	80	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5 – 17 .0% 0.0 – 2 .0% 7.9 – 11 .0% 5 .0 – 30 . 0%	9.2% 0.6% 9.6% 15.2%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios	3.4 – 12 .0 x	9.2 x	Higher fair value	No predictable interrelationship
			PE Ratios	11.9 – 28.7 x	16 .0 x	Higher fair value
			Liquidity discounts	5 .0 – 20 .0%	10 .0%	Lower fair value

Foreign government, agency and municipal securities	3	DCF	Credit spreads Recovery rates	0.0 – 1.3% 0.5 – 12 .0%	0.6% 1.7%	Lower fair value Higher fair value	No predictable interrelationship

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Bank and corporate debt securities and loans for trading purposes	173	DCF	Credit spreads Recovery rates	0.0 – 29.2% 0.0 – 100 .0%	6.6% 74.7%	Lower fair value Higher fair value	No predictable interrelationship

Residential mortgage backed securities (“RMBS”)	35	DCF	Yields Prepayment rates Loss severities	18.3 – 41.9% 12 .0 – 15 .0% 0.0 – 100 .0%	30.9% 13.4% 68.3%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	122	DCF	Loss severities	0.0 – 26.1%	3.5%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	46	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	5.5 – 50.4% 20 .0% 2 .0% 0.0 – 100 .0% 0.0 – 0.1%	12.4% 20 .0% 2 .0% 37.6% 0.0%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	3	DCF	Liquidity discounts	0.0 – 3.9%	2.7%	Lower fair value	Not applicable

Derivatives, net:
Equity contracts	¥5	Option models	Dividend yield Volatilities Correlations	0.0 – 11.6% 4.4 – 140.8% (0.95) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	32	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.6 – 4.5% 10.1 – 13.6% 24.3 – 401.5 bp (1 .00) – 1 .00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(46)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 21 .0% 15 .0 – 100 .0% 35 .0 – 47.9% 0.24 – 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	3	Option models	Volatilities Correlations	6.5 – 18.9% 0.21 – 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	291	DCF	Credit spreads Recovery rates	0.0 – 33.6% 42.1 – 100 .0%	8.1% 90.3%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	12	DCF	Repo rate	3.1%	3.1%	Lower fair value	Not applicable

	March 31, 2024
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Other assets
Non-trading debt securities	21	DCF	Credit spreads	4.8 – 6.3%	5.0%	Lower fair value	Not applicable

Other (7)	253	DCF	WACC Growth rates	11.1% 3.0%	11.1% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE Ratios Price/Book ratios Liquidity discounts	4.2 – 6.9 x 7.9 – 35.9 x 0.4 – 1.5 x 25.0 – 30.0%	5.2 x 13.6 x 0.9 x 29.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	23	DCF/ option models	Volatilities Correlations	5.0 – 63.8% (0.83) – 0.97	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	15	DCF/ option models	Volatilities Correlations	10.3 – 11.0% 0.40 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	474	DCF	Loss severities	17.9 – 99.3%	95.6%	Lower fair value	Not applicable

		DCF/ Option models	Volatilities Volatilities Correlations	5.0 – 63.8% 37.8 – 97.6 bp (1.00) – 0.98	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Other liabilities	44	DCF	Recovery rates	40.0 – 94.0%	85.5%	Higher fair value	Not applicable

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Assets:
Trading assets and private equity and debt investments Equities	¥21	DCF/ Option models	Credit spreads	2.5%	2.5%	Lower fair value	Not applicable

Private equity and debt investments	103	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.8 – 17.3% 0.0 – 2.0% 7.9 – 11.0% 5.0 – 30.0%	11.6% 1.2% 9.4% 16.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios	7.8 – 16.2x	10.0x	Higher fair value	No predictable interrelationship
			PE Ratios	10.6 – 28.4x	15.2x	Higher fair value
			Liquidity discounts	5.0 – 20.0%	9.6%	Lower fair value

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Foreign government, agency and municipal securities	6	DCF	Credit spreads Recovery rates	0.0 – 2.4% 3.4 – 18.0%	1.1% 14.4%	Lower fair value Higher fair value	No predictable interrelationship

Bank and corporate debt securities and loans for trading purposes	181	DCF	Credit spreads Recovery rates	0.0 – 227.0% 0.0 – 100.0%	14.3% 79.8%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	10	DCF	Yields Loss severities	21.1% 65.0%	21.1% 65.0%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage- backed securities (“RMBS”)	48	DCF	Yields Prepayment rates Loss severities	21.5 – 62.2% 12.0 – 15.0% 0.0 – 100.0%	41.6% 13.5% 50.4%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	207	DCF	Loss severities	0.0 – 16.9%	2.3%	Lower fair value	Not applicable

Collateralized debt obligations (“CDOs”) and other	42	DCF	Yields Prepayment rates Default probabilities Loss severities Credit spreads	4.0 – 50.0% 20.0% 2.0% 62.9 – 100.0% 0.1 – 16.9%	13.6% 20.0% 2.0% 87.7% 4.7%	Lower fair value Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Investment trust funds and other	3	DCF	Liquidity discounts	1.5 – 2.9%	2.1%	Lower fair value	Not applicable

Derivatives, net:
Equity contracts	¥1	Option models	Dividend yield Volatilities Correlations	0.0 – 16.6% 3.5 – 99.4% (0.85) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	6	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.9 – 4.5% 9.8 – 13.3% 41.0 – 261.7 bp (1.00) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(36)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 132.2% 1.0 – 90.0% 45.9 – 51.9% 0.00 – 0.85	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	March 31, 2025
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs (1)	Weighted Average (2)(3)	Impact of increases in significant unobservable valuation inputs (4)(5)	Interrelationships between valuation inputs (6)
Foreign exchange contracts	(13)	Option models	Volatilities Correlations	1.6 – 18.8% 0.29 – 0.70	— —	Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	448	DCF	Credit spreads Recovery rates	0.0 – 193.2% 66.7 – 100.0%	9.9% 95.1%	Lower fair value Higher fair value	No predictable interrelationship

Collateralized agreements	15	DCF	Repo rate	6.4%	6.4%	Lower fair value	Not applicable

Other assets
Non-trading debt securities	17	DCF	Credit spreads	5.2 – 14.4%	7.3%	Lower fair value	Not applicable

Other (7)(8)	275	DCF	WACC Growth rates	10.6% 3.0%	10.6% 3.0%	Lower fair value Higher fair value	No predictable interrelationship

		Market multiples	Liquidity discounts	25.0%	25.0%	Lower fair value	Not applicable

Liabilities:
Short-term borrowings	36	DCF/ option models	Volatilities Correlations	5.0 – 51.5% (0.72) – 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Payable and deposits	14	DCF/ option models	Volatilities Correlations	9.8 – 10.6% 0.40 – 0.98	— —	Higher fair value Higher fair value	No predictable interrelationship

Long-term borrowings	477	DCF	Loss severities	12.7 – 99.5%	79.8%	Lower fair value	Not applicable

		DCF/ option models	Volatilities	5.0 – 51.5%	—	Higher fair value	No predictable interrelationship
			Volatilities Correlations	44.1 – 67.9 bp (1.00) – 0.99	— —	Higher fair value Higher fair value

Other liabilities	65	DCF	Credit spreads Recovery rates	0.8 – 7.1% 91.0 – 99.5%	1.0% 93.8%	Lower fair value Higher fair value	No predictable interrelationship

(1)
Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in
the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.

(2)	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
(4)
The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.

(5)
The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.

(6)
Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.

(7)	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.
(8)	Includes non-financial assets carried at fair value on a recurring basis.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue
For the years ended March 31, 2024 and 2025, gains and losses related to Level 3 assets and liabilities did not have a material impact on Nomura’s liquidity and capital resources management.

		Billions of yen
		Year ended March 31, 2024
	Balance as of April 1, 2023	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of March 31, 2024
Assets:
Trading assets and private equity and debt investments
Equities	¥4	¥0	¥—	¥28	¥(21)	¥—	¥1	¥3	¥(7)	¥8
Private equity and debt investments	52	12	—	18	(3)	—	1	—	—	80
Japanese agency and municipal securities	2	—	—	—	0	—	—	—	(2)	0
Foreign government, agency and municipal securities	8	1	—	5	(8)	—	0	3	(6)	3
Bank and corporate debt securities and loans for trading purposes	258	(2)	—	322	(410)	—	23	45	(63)	173
Commercial mortgage-backed securities (“CMBS”)	0	0	—	0	0	—	—	—	—	0
Residential mortgage-backed securities (“RMBS”)	8	0	—	34	(8)	—	1	—	0	35
Real estate-backed securities	95	(1)	—	241	(227)	—	14	—	—	122
Collateralized debt obligations (“CDOs”) and other	28	(2)	—	124	(102)	—	2	0	(4)	46
Investment trust funds and other	2	0	—	48	(47)	—	0	—	0	3

Total trading assets and private equity and debt investments	457	8	—	820	(826)	—	42	51	(82)	470

Derivatives, net (3)
Equity contracts	6	(1)	—	—	—	(4)	1	4	(1)	5
Interest rate contracts	11	(5)	—	—	—	(5)	3	(21)	49	32
Credit contracts	(32)	(3)	—	—	—	6	(4)	(5)	(8)	(46)
Foreign exchange contracts	19	(12)	—	—	—	(5)	3	1	(3)	3

Total derivatives, net	4	(21)	—	—	—	(8)	3	(21)	37	(6)

Subtotal	¥461	¥(13)	¥—	¥820	¥(826)	¥(8)	¥45	¥30	¥(45)	¥464

Loans and receivables	¥191	¥23	¥—	¥142	¥(118)	¥—	¥28	¥69	¥(44)	¥291
Collateralized agreements	17	1	—	—	(8)	—	2	—	—	12

		Billions of yen
		Year ended March 31, 2024
	Balance as of April 1, 2023	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of March 31, 2024
Other assets
Non-trading debt securities	3	1	—	1	(4)	—	0	20	—	21
Other	196	27	0	12	(6)	—	23	—	1	253

Total	¥868	¥39	¥0	¥975	¥(962)	¥(8)	¥98	¥119	¥(88)	¥1,041

Liabilities:
Trading liabilities
Equities	¥1	¥(1)	¥—	¥7	¥(8)	¥—	¥0	¥0	¥(1)	¥0
Foreign government, agency and municipal securities	0	0	—	—	—	—	0	—	—	—
Bank and corporate debt securities	3	2	—	5	(6)	—	0	3	(2)	1
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	0	—	—	—	—	—
Investment trust funds and other	0	0	—	—	0	—	0	—	—	0

Total trading liabilities	¥4	¥1	¥—	¥12	¥(14)	¥—	¥0	¥3	¥(3)	¥1

Short-term borrowings	30	(1)	0	59	(59)	—	2	5	(15)	23
Payables and deposits	17	0	0	3	—	—	1	4	(10)	15
Long-term borrowings	493	(40)	(2)	285	(276)	—	7	55	(132)	474
Other liabilities	21	6	—	29	(3)	—	3	0	0	44

Total	¥565	¥(34)	¥(2)	¥388	¥(352)	¥—	¥13	¥67	¥(160)	¥557

		Billions of yen
		Year ended March 31, 2025
	Balance as of April 1, 2024	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of March 31, 2025

Assets:
Trading assets and private equity and debt investments
Equities	¥8	¥0	¥—	¥17	¥(13)	¥—	¥1	¥15	¥(7)	¥21
Private equity and debt investments	80	3	—	37	(9)	—	0	—	(8)	103
Japanese agency and municipal securities	0	—	—	—	0	—	—	—	—	0
Foreign government, agency and municipal securities	3	0	—	5	(5)	—	0	7	(4)	6
Bank and corporate debt securities and loans for trading purposes	173	(5)	—	205	(240)	—	(5)	69	(16)	181
Commercial mortgage-backed securities (“CMBS”)	0	2	—	7	(6)	—	—	7	—	10
Residential mortgage-backed securities (“RMBS”)	35	2	—	56	(46)	—	(1)	2	0	48
Real estate-backed securities	122	11	—	370	(294)	—	(2)	—	—	207
Collateralized debt obligations (“CDOs”) and other	46	(25)	—	107	(86)	—	0	—	0	42
Investment trust funds and other	3	0	—	68	(68)	—	0	0	—	3

Total trading assets and private equity and debt investments	470	(12)	—	872	(767)	—	(7)	100	(35)	621

Derivatives, net (3)
Equity contracts	5	0	—	—	—	(5)	0	0	1	1
Interest rate contracts	32	(20)	—	—	—	12	(4)	(19)	5	6
Credit contracts	(46)	(30)	—	—	—	37	1	(1)	3	(36)

		Billions of yen
		Year ended March 31, 2025
	Balance as of April 1, 2024	Total gains (losses) recognized in net revenue (1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues (2)	Sales / redemptions (2)	Settlements	Foreign exchange movements	Transfers into Level 3 (4)(5)	Transfers out of Level 3 (5)(6)	Balance as of March 31, 2025
Foreign exchange contracts	3	(9)	—	—	—	(5)	0	0	(2)	(13)
Other contracts	—	2	—	—	—	1	(2)	(5)	—	(4)

Total derivatives, net	(6)	(57)	—	—	—	40	(5)	(25)	7	(46)

Subtotal	¥464	¥(69)	¥—	¥872	¥(767)	¥40	¥(12)	¥75	¥(28)	¥575

Loans and receivables	¥291	¥24	¥—	¥199	¥(234)	¥—	¥(14)	¥244	¥(62)	¥448
Collateralized agreements	12	0	—	2	—	1	0	—	—	15
Other assets
Non-trading debt securities	21	0	—	3	(7)	—	0	—	—	17
Other (7)	253	20	—	45	(11)	—	(4)	0	(28)	275

Total	¥1,041	¥(25)	¥—	¥1,121	¥(1,019)	¥41	¥(30)	¥319	¥(118)	¥1,330

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥3	¥(2)	¥—	¥0	¥0	¥0	¥1
Foreign government, agency and municipal securities	—	—	—	—	—	—	—	—	—	—
Bank and corporate debt securities	1	0	—	2	(3)	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	—	—	—	0	0	—	0	—	0	0
Investment trust funds and other	0	0	—	0	0	—	0	—	—	0

Total trading liabilities	¥1	¥0	¥—	¥5	¥(5)	¥—	¥0	¥0	¥0	¥1

Short-term borrowings	23	(1)	0	70	(41)	—	0	1	(18)	36
Payables and deposits	15	1	0	1	—	—	—	1	(2)	14
Long-term borrowings	474	0	9	218	(172)	—	0	11	(45)	477
Other liabilities	44	0	—	47	(25)	—	(1)	0	0	65

Total	¥557	¥0	¥9	¥341	¥(243)	¥—	¥(1)	¥13	¥(65)	¥593

(1)
Includes gains and losses reported primarily within
Net gain on trading, Gain on private equity and debt investments, and also within
Gain (loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(4)	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2024 and March 31, 2025.
(5)
Transfers into Level
 3
indicate certain valuation inputs of a financial instrument become unobservable or significant.
Transfers out of Level
 3
indicate certain valuation inputs of a financial instrument become observable or insignificant. See “
Quantitative and qualitative information regarding significant unobservable valuation inputs”
above for the valuation inputs of each financial instruments.

(6)
Transfers out of Level 3
include financial instruments that moved out of level 3 by application of measurement alternative. See Note 6 “
Non-trading investments
” for further information of financial instruments under the measurement alternative.

(7)	Includes non-financial assets carried at fair value on a recurring basis.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)
The following table presents the amounts of unrealized gains (losses) for the years ended March 31, 2024 and 2025, relating to those financial instruments which Nomura classified in Level 3 within the fair value hierarchy and that were still held by Nomura at the relevant consolidated balance sheet date.

	Billions of yen
	March 31
	2024	2025

	Unrealized gains / (losses) (1)
Assets:
Trading assets and private equity and debt investments
Equities	¥0	¥0
Private equity and debt investments	11	(1)
Foreign government, agency and municipal securities	1	0
Bank and corporate debt securities and loans for trading purposes	(7)	(6)
Commercial mortgage-backed securities (“CMBS”)	0	7
Residential mortgage-backed securities (“RMBS”)	1	2
Real estate-backed securities	1	5
Collateralized debt obligations (“CDOs”) and other	(4)	(24)
Investment trust funds and other	0	0

Total trading assets and private equity and debt investments	3	(17)

Derivatives, net (2)
Equity contracts	1	(3)
Interest rate contracts	(39)	(23)
Credit contracts	8	(26)
Foreign exchange contracts	(14)	(7)
Other contracts	—	2

Total derivatives, net	(44)	(57)

Subtotal	¥(41)	¥(74)

Loans and receivables	22	14
Collateralized agreements	0	0
Other assets
Non-Trading debt Securities	1	0
Other (3)	9	20

Total	¥(9)	¥(40)

Liabilities:
Trading liabilities
Equities	¥—	¥0
Foreign government, agency and municipal securities	0	—
Bank and corporate debt securities	1	0
Collateralized debt obligation (“CDOs”) and other	—	1

Total trading liabilities	¥1	¥1

Short-term borrowings (4)	0	(7)
Payables and deposits (4)	0	1
Long-term borrowings (4)	(21)	24
Other liabilities	3	(1)

Total	¥(17)	¥18

(1)
Includes gains and losses reported within
Net gain on trading, Gain on private equity and debt investments
, and also within
Gain(loss) on investments in equity securities, Revenue
—
Other
and
Non-interest
expenses
—
Other, Interest and dividends
and
Interest expense
in the consolidated statements of income.

(2)	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
(3)	Includes non-financial assets carried at fair value on a recurring basis.
(4)
Includes unrealized gains and losses of ¥(1) billion and ¥
10
billion for the years ended March 31, 2024 and 2025 recognized in
Other comprehensive income (loss)
for recurring Level 3 fair value measurements held at the end of the reporting period.

Information on investments where net asset value per share is calculated
The following tables present information on these investments where NAV per share is calculated or disclosed as of March 31, 2024 and 2025. Investments are presented by major category relevant to the nature of Nomura’s business and risks.

	Billions of yen
	March 31, 2024
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥10	¥3	Monthly	Same day-30 days
Venture capital funds	15	6	—	—
Private equity funds	33	13	—	—
Real estate funds	4	0	—	—

Total	¥62	¥22

	Billions of yen
	March 31, 2025
	Fair value	Unfunded commitments (1)	Redemption frequency (if currently eligible) (2)	Redemption notice (3)
Hedge funds	¥11	¥4	Monthly	Same day- 30 days
Venture capital funds	19	3	—	—
Private equity funds	43	10	—	—
Real estate funds	4	0	—	—

Total	¥77	¥17

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The frequency with which Nomura is permitted to redeem investments.
(3)	The range in prior notice period for redemption.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option
The following table presents gains (losses) due to changes in fair value for financial instruments carried at fair value using the FVO for the years ended March 31, 2023, 2024 and 2025.

	Billions of yen
	Year ended March 31
	2023	2024	2025

	Gains/(Losses) (1)
Assets:
Trading assets and private equity and debt investments (2)
Trading assets	¥(1)	¥0	¥4
Private equity and debt investments	2	2	2
Loans and receivables	35	54	45
Collateralized agreements (3)	0	6	20
Other assets (2)(4)	(12)	22	15

Total	¥24	¥84	¥86

Liabilities:
Short-term borrowings (5)	¥208	¥13	¥153
Payables and deposits	7	8	6
Collateralized financing (3)	(5)	(17)	(23)
Long-term borrowings (5)(6)	298	(110)	(48)
Other liabilities (7)	7	(1)	(1)

Total	¥515	¥(107)	¥87

(1)	Includes gains and losses reported primarily within Revenue – Net gain on trading and Revenue — Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes non-trading debt securities.
(5)	Includes structured notes and other financial liabilities.
(6)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(7)	Includes unfunded written loan commitments.

Schedule of impact of changes in its own creditworthiness on certain financial liabilities

	Billions of yen
	Year ended March 31
	2024	2025

Changes recognized as a credit (debit) to other comprehensive income	¥(82)	¥26
Credit (debit) amounts reclassified to earnings	0	0
Cumulative credit balance recognized in accumulated other comprehensive income	56	78

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2024
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,101	¥3,139	¥1,469	¥1,522	¥8,231

	Billions of yen
	March 31, 2025
	Japan	U.S.	EU & U.K.	Other	Total (1)
Government, agency and municipal securities	¥2,896	¥2,629	¥2,655	¥1,470	¥9,650

(1)
Other than above, there were ¥248 billion and ¥313 billion of government, agency and municipal securities reported within
Other assets
—
Non-trading
debt securities
in the consolidated balance sheets as of March 31, 2024 and 2025, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument
The following tables present carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument not carried at fair value on a recurring basis in the consolidated balance sheets as of March 31, 2024 and 2025.

	Billions of yen
	March 31, 2024 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,239	¥4,239	¥4,239	¥—	¥—
Time deposits	546	546	—	546	—
Deposits with stock exchanges and other segregated cash	370	370	—	370	—
Loans receivable (2)	5,467	5,464	—	4,057	1,407
Securities purchased under agreements to resell	15,621	15,621	—	15,609	12
Securities borrowed	5,374	5,374	—	5,374	—

Total	¥31,617	¥31,614	¥4,239	¥25,956	¥1,419

Liabilities:
Short-term borrowings	¥1,055	¥1,055	¥—	¥1,032	¥23
Deposits received at banks	2,356	2,356	—	2,341	15
Securities sold under agreements to repurchase	16,870	16,870	—	16,870	—
Securities loaned	2,133	2,133	—	2,133	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	12,452	12,478	22	11,953	503

Total	¥35,259	¥35,285	¥22	¥34,722	¥541

	Billions of yen
	March 31, 2025 (1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥4,424	¥4,424	¥4,424	¥—	¥—
Time deposits	642	642	—	642	—
Deposits with stock exchanges and other segregated cash	448	448	—	448	—
Loans receivable (2)	6,022	6,020	—	3,436	2,584
Securities purchased under agreements to resell	14,005	14,005	—	13,991	14
Securities borrowed	4,659	4,659	—	4,659	—

Total	¥30,200	¥30,198	¥4,424	¥23,176	¥2,598

Liabilities:
Short-term borrowings	¥1,117	¥1,117	¥—	¥1,081	¥36
Deposits received at banks	3,106	3,106	—	3,092	14
Securities sold under agreements to repurchase	16,288	16,288	—	16,288	—
Securities loaned	1,965	1,965	—	1,965	—
Other secured borrowings	393	393	—	393	—
Long-term borrowings	13,374	13,385	10	12,879	496

Total	¥36,243	¥36,254	¥10	¥35,698	¥546

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for current expected credit losses.

Equity securities subject to contractual sale restrictions
The following table presents a summary of equity securities primarily reported within
Other assets—Other
in consolidated balance sheet which are subject to contractual sale restrictions as of March 31, 2025.

	Millions of yen
	March 31, 2025
		Remaining duration
	Fair value	Less than 1 year	1 to 5 years	More than 5 years

Restriction on transfer	¥200,658	¥9	¥200,621	¥28
Consent from third parties	7,806	18	—	7,788
Others	2,148	—	—	2,148

Total	¥210,612	¥27	¥200,621	¥9,964

(1)	No specific conditions could cause a lapse in the sale restrictions as disclosed above.